Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Preferred Stock: Par	$ 0.001	$ 0.001
Preferred Stock: Shares Authorized	20,000,000	20,000,000
Preferred Stock: Shares Issued	0	0
Preferred Stock: Shares Outstanding	0	0
Common Stock: Par	$ 0.001	$ 0.001
Common Stock: Shares Authorized	100,000,000	100,000,000
Common Stock: Shares Issued	5,000,000	5,000,000
Common Stock: Shares Outstanding	5,000,000	5,000,000